UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2021 – May 31, 2022

(Annual Shareholder Report)

Item 1.	Reports to Shareholders

ANNUAL REPORT

AMG Funds May 31, 2022 AMG GW&K International Small Cap Fund

Class N: MECAX	Class I: MECIX	Class Z: MECZX

amgfunds.com	053122 AR065

AMG Funds Annual Report — May 31, 2022

TABLE OF CONTENTS	PAGE

LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	13

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	14

Detail of changes in assets for the past two fiscal years

Financial Highlights	15

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	18

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	24

OTHER INFORMATION	25

TRUSTEES AND OFFICERS	26

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	28

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

The first half of the fiscal year began with a strong equity bull market, however investor confidence eroded during the second half of the fiscal year as uncertainties mounted about inflation, monetary policy and the Russian invasion of Ukraine. Global equity, bond and commodity markets turned volatile and the S&P 500® Index lost -12.76% in the first five months of 2022 resulting in a -0.30% return for the full fiscal year ended May 31, 2022. Amid the ongoing recovery from the global pandemic, businesses and consumers contended with disrupted supply chains and rising prices on everything from housing and rents, to food, building supplies and gasoline. A global commodity shock caused by the war in Ukraine and crippling economic sanctions placed on Russia only made matters worse. Inflation reached multi-decade highs, inducing a more hawkish response from the U.S. Federal Reserve, and interest rates spiked higher.

There was very wide dispersion in sector performance during the fiscal period. Energy significantly outperformed all other sectors with a 76.08% return as the price of oil surged past $100/b1 during the fiscal period. Utilities and consumer staples also outperformed with returns of 17.60% and 9.19%, respectively. On the other hand, communication services and consumer discretionary lagged due, in part, to a rerating of mega cap internet-related companies and underperformed other sectors with returns of -21.06% and -11.78%, respectively. Value stocks outperformed Growth stocks as the Russell 1000® Value Index returned 0.93% compared to the -6.25% return for the Russell 1000® Growth Index. Small cap stocks struggled as the Russell 2000® Index returned -16.92%. Outside the U.S., foreign developed markets lagged their U.S. counterparts with a -10.38% return for the MSCI EAFE Index. International small caps underperformed with a -16.02% return for the MSCI EAFE Small Cap Index.

The 10-year Treasury yield nearly doubled during the period, crossing 3% threshold during the year for the first time in the post-pandemic era. Swiftly rising rates considerably impacted bond investors as the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond market performance, lost -8.22% over the period. Investment-grade corporate bonds underperformed with a -10.28% return for the year. The global search for yield and short duration profile helped high-yield bonds outperform the investment-grade market with a -5.27% return as measured by the return of the Bloomberg U.S. Corporate High Yield Bond Index. Municipal bonds were hurt by a weak technical backdrop and led to a -6.79% return for the Bloomberg Municipal Bond Index.

AMG Funds appreciates the privilege of providing investment tools to you and your clients. Our foremost goal is to provide investment solutions that help our shareholders successfully reach their long-term investment goals. AMG Funds provides access to a distinctive array of actively managed return-oriented investment strategies. We thank you for your continued confidence and investment in AMG Funds. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

Respectfully,

Keitha Kinne
President
AMG Funds

Average Annual Total Returns		Periods ended May 31, 2022*

Stocks:		1 Year	3 Years	5 Years

Large Cap	(S&P 500® Index)	-0.30%	16.44%	13.38%

Small Cap	(Russell 2000® Index)	-16.92%	9.70%	7.72%

International	(MSCI ACWI ex USA)	-12.41%	6.49%	4.42%
Bonds:

Investment Grade	(Bloomberg U.S. Aggregate Bond Index)	-8.22%	0.00%	1.18%

High Yield	(Bloomberg U.S. Corporate High Yield Bond Index)	-5.27%	3.33%	3.57%

Tax-exempt	(Bloomberg U.S. Municipal Bond Index)	-6.79%	0.50%	1.78%

Treasury Bills	(ICE BofAML U.S. 6-Month Treasury Bill Index)	0.08%	0.88%	1.27%

*	Source: FactSet. Past performance is no guarantee of future results.

[1]	WTI USD$/barrel, Cushing, OK, Factset

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended May 31, 2022	Expense Ratio for the Period	Beginning Account Value 12/01/21	Ending Account Value 05/31/22	Expenses Paid During the Period*
AMG GW&K International Small Cap Fund

Based on Actual Fund Return

Class N	1.14%	$1,000	$862	$5.29

Class I	0.99%	$1,000	$863	$4.60

Class Z	0.89%	$1,000	$863	$4.13

Based on Hypothetical 5% Annual Return

Class N	1.14%	$1,000	$1,019	$5.74

Class I	0.99%	$1,000	$1,020	$4.99

Class Z	0.89%	$1,000	$1,020	$4.48

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

AMG GW&K International Small Cap Fund Portfolio Manager’s Comments (unaudited)

AMG GW&K International Small Cap Fund (the “Fund”) Class N shares returned -21.41% during the year ended May 31, 2022, compared with the -14.67% return for the MSCI World ex USA Small Cap Index.

PERFORMANCE REVIEW

International small cap stocks sold off during the fiscal period as markets dealt with rising inflation, the war in Ukraine, China’s zero-COVID policy, and tighter monetary policy from central banks around the world. Commodity and energy stocks were strong, as was the U.S. Dollar Index (+6.37%), while the MSCI World ex USA Small Cap Index fell -14.67% during the fiscal period. Europe (-18.7%), Asia (-13.7%) and North America (-0.5%) all declined. North America was supported by Canada’s exposure to commodity and energy companies. Only Portugal (+13.5%) and Israel (+4.1%) had positive returns, but they are small parts of the Index. Sweden (-25.1%), Finland (-28.3%), and Hong Kong (-24.7%) sold off given their exposure to geopolitical trouble spots Russia/Ukraine and China. Energy (+49.2%) continued to rally on much higher oil and gas prices, while utilities (-1.8%) was stable. Health care (-29.1%) stocks were broadly lower. Consumer discretionary (-27.6%) underperformed on concerns related to falling COVID-era demand and higher costs for gasoline, rent, and interest rates. Unusually, profitable companies sold off more than those with lower profitability.

FUND REVIEW

For the fiscal year ending May 31, 2022, the Fund underperformed the MSCI World ex USA Small Cap Index. The lack of exposure to commodity-driven companies, especially energy, was the largest detractor of performance. The Fund also owned more value-added material stocks in the packaging and building material industries. Given that these companies tend to be users of commodities and energy they did not benefit from higher prices. However, the companies we hold continue to see high demand and have begun to adjust their pricing. The Fund benefited from an overweight position and strong stock selection in the European defense industry. Several positions, notably Rheinmetall, Saab, and Elbit Systems, should all benefit from increased European defense spending after Russia’s invasion of Ukraine. Most of our healthcare holdings sold off along with the sector, but at the company level many continue to report strong earnings and remain on track to reach critical milestones. There was a similar dynamic in information technology where stocks gave back some gains after robust performance despite continued earnings growth and positive outlooks.

OUTLOOK AND PORTFOLIO POSITIONING

After several years of strong returns, the global markets have entered a correction. The biggest near-term determinant of market direction will be the interplay between rising interest rates and inflation. Central banks were late to recognize the risks and are now scrambling to make up for lost time. This is happening while supply of key products remains constrained due to continued supply-chain disruptions in China, the war in Ukraine, and a lack of capacity investment over the last decade. However, we believe strong corporate and individual balance sheets, pent-up demand for services, and the need for capex spending will provide some support. Every investment cycle has its difficult period, and our Fund is constructed with resiliency in mind. We believe that well-managed, quality businesses that can perform through various business cycles have historically been, and should continue to be, market leaders. We also look to take advantage of market selloffs to purchase high-quality businesses at a discount and to position for the eventual recovery.

This commentary reflects the viewpoints of the portfolio manager, GW&K Investment Management, LLC, as of May 31, 2022, is not intended as a forecast or guarantee of future results, and is subject to change without notice.

AMG GW&K International Small Cap Fund Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG GW&K International Small Cap Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG GW&K International Small Cap Fund’s Class N shares on May 31, 2012, to a $10,000 investment made in the MSCI World ex USA Small Cap Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG GW&K International Small Cap Fund and the MSCI World ex USA Small Cap Index for the same time periods ended May 31, 2022.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K International Small Cap Fund2, [3,4,5,6,7,8,9,10,11,12]

Class N	(21.41%)	0.41%	8.64%	8.63%	04/01/96

Class I	(21.31%)	0.55%	8.85%	10.02%	06/25/93

Class Z	(21.22%)	0.65%	—	0.65%	05/31/17

MSCI World ex USA Small Cap Index[13]	(14.67%)	4.69%	8.34%	4.69%	05/31/17	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of Class Z shares, not the index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of May 31, 2022. All returns are in U.S. dollars ($).

[2]  As of October 8, 2020, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to October 8, 2020, the Fund was known as the AMG Managers Cadence Emerging Companies Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to October 8, 2020 reflects the performance and investment strategies of the Fund’s previous subadvisor, Cadence Capital Management LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the fund.

[3] From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4]  The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[5]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[6]  The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[7] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[8]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[9]  The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

AMG GW&K International Small Cap Fund Portfolio Manager’s Comments (continued)

[10] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[11] Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[12] The Fund invests in value stocks, which may

   perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[13] The MSCI World ex USA Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the small capitalization equity market performance of developed markets, excluding the U.S. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI World ex USA Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K International Small Cap Fund Fund Snapshots (unaudited) May 31, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	39.0

Information Technology	12.2

Materials	11.4

Consumer Staples	8.5

Health Care	7.3

Real Estate	5.1

Communication Services	5.0

Consumer Discretionary	4.7

Financials	1.9

Energy	1.8

Short-Term Investments	5.9

Other Assets, Less Liabilities	(2.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Rheinmetall AG (Germany)	2.8

Elbit Systems, Ltd. (Israel)	2.4

Saab AB, Class B (Sweden)	2.4

Kitron A.S.A. (Norway)	2.3

Senshu Electric Co., Ltd. (Japan)	1.9

Digital Hearts Holdings Co., Ltd. (Japan)	1.9

Omni Bridgeway, Ltd. (Australia)	1.9

Diversified Energy Co. PLC	1.8

Huhtamaki Oyj (Finland)	1.8

Calian Group, Ltd. (Canada)	1.8

Top Ten as a Group	21.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments May 31, 2022

	Shares	Value

Common Stocks - 96.9%

Communication Services - 5.0%

Embracer Group AB (Sweden)*,1	52,794	$480,325

Enad Global 7 AB (Sweden)*	119,783	224,653

Nihon Falcom Corp. (Japan)	41,925	427,466

Paradox Interactive AB (Sweden)[1]	31,800	595,938

Total Communication Services		1,728,382

Consumer Discretionary - 4.7%

Garrett Motion, Inc. (Switzerland)*,1	72,915	440,407

Hamee Corp. (Japan)[1]	47,508	452,340

Max Stock, Ltd. (Israel)	174,509	344,001

MIPS AB (Sweden)	4,365	291,253

Pierce Group AB (Sweden)*	43,948	85,160

Puuilo Oyj (Finland)[1]	2,537	14,411

Yossix Holdings Co., Ltd. (Japan)	1,300	21,515

Total Consumer Discretionary		1,649,087

Consumer Staples - 8.5%

Becle SAB de CV (Mexico)	253,400	583,011

Grupo Herdez SAB de CV (Mexico)	174,381	262,894

Hilton Food Group PLC (United Kingdom)	39,190	536,633

Kusuri no Aoki Holdings Co., Ltd. (Japan)	9,375	397,874

Nissin Foods Co. Ltd. (Hong Kong)	524,750	341,641

Sarantis, S.A. (Greece)	53,154	417,458

Schouw & Co. A/S (Denmark)	5,519	420,996

Total Consumer Staples		2,960,507

Energy - 1.8%

Diversified Energy Co. PLC (United States)	409,600	635,881

Financials - 1.9%

Omni Bridgeway, Ltd. (Australia)*	268,751	649,528

Health Care - 7.3%

Arjo AB, Class B (Sweden)	51,788	365,323

Ergomed PLC (United Kingdom)*	33,802	469,576

Haw Par Corp., Ltd. (Singapore)	61,500	525,294

Renalytix PLC (United States)*	63,656	118,077

Riverstone Holdings, Ltd. (Singapore)	722,300	387,497

Sedana Medical AB (Sweden)*,1	66,618	242,476

Siegfried Holding AG (Switzerland)	672	454,911

Total Health Care		2,563,154

Industrials - 39.0%

Alconix Corp. (Japan)	39,200	390,767

Alliance Global Group, Inc. (Philippines)	2,940,530	600,133

Calian Group, Ltd. (Canada)	11,482	622,553

Clarkson PLC (United Kingdom)	12,686	497,191

	Shares	Value

Creek & River Co., Ltd. (Japan)	35,200	$567,736

Delta Plus Group (France)[1]	6,281	540,825

Elbit Systems, Ltd. (Israel)	4,119	837,151

Fluidra, S.A. (Spain)[1]	13,847	366,633

Fukushima Galilei Co., Ltd. (Japan)	14,300	376,590

FULLCAST Holdings Co., Ltd. (Japan)	31,100	549,718

GVS S.P.A. (Italy)[2]	36,477	316,077

Hardwoods Distribution, Inc. (Canada)[1]	23,949	616,310

Hosokawa Micron Corp. (Japan)	17,950	365,088

Nippon Concept Corp. (Japan)	38,721	459,940

Nippon Parking Development Co., Ltd. (Japan)	357,375	446,124

Nisso Corp. (Japan)	79,300	372,830

Rheinmetall AG (Germany)	4,920	994,873

Richelieu Hardware, Ltd. (Canada)	17,350	513,017

RS Group PLC (United Kingdom)	36,400	444,206

Saab AB, Class B (Sweden)	19,595	833,665

Senshu Electric Co., Ltd. (Japan)	15,870	660,235

SITC International Holdings Co., Ltd. (Hong Kong)	134,500	507,942

Stabilus, SE (Luxembourg)	7,946	442,153

Ten Pao Group Holdings, Ltd. (China)	2,091,700	338,328

UT Group Co., Ltd. (Japan)	29,900	563,020

Yamazen Corp. (Japan)	53,275	389,722

Total Industrials		13,612,827

Information Technology - 12.2%

Ai Holdings Corp. (Japan)	28,950	366,646

Argo Graphics, Inc. (Japan)	21,625	523,906

Digital Hearts Holdings Co., Ltd. (Japan)	45,375	652,678

Digital Information Technologies Corp. (Japan)	47,946	535,866

Esprinet S.P.A. (Italy)	52,208	456,513

GMO Pepabo, Inc. (Japan)	19,150	319,048

Kitron A.S.A. (Norway)	400,409	809,136

Micro-Star International Co., Ltd. (Taiwan)	127,500	587,854

Total Information Technology		4,251,647

Materials - 11.4%

Asahi Holdings, Inc. (Japan)	26,175	420,453

Corticeira Amorim SGPS, S.A. (Portugal)	51,498	580,500

Eagle Cement Corp. (Philippines)	2,204,635	513,415

Elopak A.S.A. (Norway)	184,900	330,240

Hill & Smith Holdings PLC (United Kingdom)	30,441	535,829

Huhtamaki Oyj (Finland)	16,216	624,937

Marshalls PLC (United Kingdom)	64,088	432,291

Vidrala, S.A. (Spain)	6,764	540,241

Total Materials		3,977,906

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 5.1%

Altus Group, Ltd. (Canada)	12,887	$480,798

Far East Consortium International, Ltd. (Hong Kong)	1,778,140	536,487

Patrizia AG (Germany)	22,887	316,466

VIB Vermoegen AG (Germany)	14,074	446,764

Total Real Estate		1,780,515

Total Common Stocks (Cost $40,771,327)		33,809,434

	Principal Amount

Short-Term Investments - 5.9%

Joint Repurchase Agreements - 4.8%[3]

Citigroup Global Markets, Inc., dated 05/31/22, due 06/01/22, 0.800% total to be received $684,324 (collateralized by various U.S. Treasuries, 0.000% - 6.125%, 08/25/22 -01/31/28, totaling $698,286)	$684,309	684,309

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 05/31/22, due 06/01/22, 0.790% total to be received $1,000,022 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 07/15/22 -05/20/52, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,684,309

Repurchase Agreements - 1.1%

Fixed Income Clearing Corp., dated 05/31/2022 due 06/01/2022, 0.65% total to be received $370,007 (collateralized by a U.S. Treasury, 0.250% dated 07/15/29, totaling $377,432)	370,000	370,000

Total Short-Term Investments (Cost $2,054,309)		2,054,309

Total Investments - 102.8% (Cost $42,825,636)		35,863,743

Other Assets, less Liabilities - (2.8)%		(989,594)

Net Assets - 100.0%		$34,874,149

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,802,216 or 5.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the value of this security amounted to $316,077 or 0.9% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of May 31, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$1,751,880	$11,860,947	—	$13,612,827

Information Technology	809,136	3,442,511	—	4,251,647

Materials	1,424,155	2,553,751	—	3,977,906

Consumer Staples	845,905	2,114,602	—	2,960,507

Health Care	387,497	2,175,657	—	2,563,154

Real Estate	797,264	983,251	—	1,780,515

Communication Services	—	1,728,382	—	1,728,382

Consumer Discretionary	440,407	1,208,680	—	1,649,087

Financials	—	649,528	—	649,528

Energy	635,881	—	—	635,881

Short-Term Investments

Joint Repurchase Agreements	—	1,684,309	—	1,684,309

Repurchase Agreements	—	370,000	—	370,000

Total Investments in Securities	$7,092,125	$28,771,618	—	$35,863,743

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended May 31, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at May 31, 2022, was as follows:

Country	% of Long-Term Investments

Australia	1.9

Canada	6.6

China	1.0

Denmark	1.3

Finland	1.9

France	1.6

Germany	5.2

Greece	1.2

Hong Kong	4.1

Israel	3.5

Italy	2.3

Japan	27.4

Luxembourg	1.3

Country	% of Long-Term Investments

Mexico	2.5

Norway	3.4

Philippines	3.3

Portugal	1.7

Singapore	2.7

Spain	2.7

Sweden	9.2

Switzerland	2.7

Taiwan	1.7

United Kingdom	8.6

United States	2.2

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities May 31, 2022

AMG GW&K International Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $1,802,216)	$35,863,743

Cash	19,482

Foreign currency[2]	81,946

Receivable for investments sold	465,950

Dividend and interest receivables	186,276

Securities lending income receivable	2,603

Receivable for Fund shares sold	1,705

Receivable from affiliate	11,936

Prepaid expenses and other assets	21,682

Total assets	36,655,323

Liabilities:

Payable upon return of securities loaned	1,684,309

Payable for investments purchased	21,465

Accrued expenses:

Investment advisory and management fees	20,458

Administrative fees	4,448

Shareholder service fees	3,307

Other	47,187

Total liabilities	1,781,174

Net Assets	$34,874,149

[1] Investments at cost	$42,825,636

[2] Foreign currency at cost	$81,790

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG GW&K International Small Cap Fund

Net Assets Represent:

Paid-in capital	$50,507,252

Total distributable loss	(15,633,103)

Net Assets	$34,874,149

Class N:

Net Assets	$4,703,958

Shares outstanding	111,346

Net asset value, offering and redemption price per share	$42.25

Class I:

Net Assets	$27,488,661

Shares outstanding	594,176

Net asset value, offering and redemption price per share	$46.26

Class Z:

Net Assets	$2,681,530

Shares outstanding	57,774

Net asset value, offering and redemption price per share	$46.41

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the fiscal year ended May 31, 2022

AMG GW&K International Small Cap Fund

Investment Income:

Dividend income	$1,048,653

Securities lending income	45,985

Foreign withholding tax	(109,637)

Total investment income	985,001

Expenses:

Investment advisory and management fees	304,975

Administrative fees	66,299

Shareholder servicing fees - Class N	16,117

Shareholder servicing fees - Class I	33,431

Custodian fees	52,167

Professional fees	45,479

Registration fees	44,866

Reports to shareholders	10,837

Trustee fees and expenses	2,816

Transfer agent fees	2,655

Miscellaneous	2,801

Total expenses before offsets	582,443

Expense reimbursements	(138,682)

Net expenses	443,761

Net investment income	541,240

Net Realized and Unrealized Loss:

Net realized gain on investments	2,372,459

Net realized loss on foreign currency transactions	(25,082)

Net change in unrealized appreciation/depreciation on investments	(13,097,048)

Net change in unrealized appreciation/depreciation on foreign currency translations	(11,131)

Net realized and unrealized loss	(10,760,802)

Net decrease in net assets resulting from operations	$(10,219,562)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the fiscal years ended May 31,

	AMG GW&K International Small Cap Fund

	2022	2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$541,240	$(71,121)

Net realized gain on investments	2,347,377	11,422,418

Net change in unrealized appreciation/depreciation on investments	(13,108,179)	11,269,313

Net increase (decrease) in net assets resulting from operations	(10,219,562)	22,620,610

Distributions to Shareholders:

Class N	(24,095)	—

Class I	(239,344)	—

Class Z	(28,022)	—

Total distributions to shareholders	(291,461)	—

Capital Share Transactions:[1]

Net decrease from capital share transactions	(3,544,503)	(69,085,612)

Total decrease in net assets	(14,055,526)	(46,465,002)

Net Assets:

Beginning of year	48,929,675	95,394,677

End of year	$34,874,149	$48,929,675

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended May 31,

Class N	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Year	$53.97	$41.45	$47.84	$59.14	$45.76

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.54	(0.12)	(0.11)	(0.30)	(0.25)[3]

Net realized and unrealized gain (loss) on investments	(12.07)	12.64	(6.27)	(6.47)	13.63

Total income (loss) from investment operations	(11.53)	12.52	(6.38)	(6.77)	13.38

Less Distributions to Shareholders from:

Net investment income	(0.19)	—	—	—	—

Net realized gain on investments	—	—	(0.01)	(4.53)	—

Total distributions to shareholders	(0.19)	—	(0.01)	(4.53)	—

Net Asset Value, End of Year	$42.25	$53.97	$41.45	$47.84	$59.14

Total Return[2,4]	(21.41)%	30.20%	(13.35)%	(10.92)%	29.24%

Ratio of net expenses to average net assets	1.14%	1.14%	1.13%	1.11%	1.08%

Ratio of gross expenses to average net assets[5]	1.45%	1.31%	1.22%	1.17%	1.20%

Ratio of net investment income (loss) to average net assets[2]	1.09%	(0.26)%	(0.24)%	(0.54)%	(0.47)%

Portfolio turnover	26%	236%	96%	96%	89%

Net assets end of year (000’s) omitted	$4,704	$8,198	$11,651	$32,440	$23,759

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended May 31,

Class I	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Year	$59.20	$45.40	$52.32	$64.10	$49.54

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.68	(0.05)	(0.05)	(0.25)	(0.21)[3]

Net realized and unrealized gain (loss) on investments	(13.23)	13.85	(6.86)	(7.00)	14.77

Total income (loss) from investment operations	(12.55)	13.80	(6.91)	(7.25)	14.56

Less Distributions to Shareholders from:

Net investment income	(0.39)	—	—	—	—

Net realized gain on investments	—	—	(0.01)	(4.53)	—

Total distributions to shareholders	(0.39)	—	(0.01)	(4.53)	—

Net Asset Value, End of Year	$46.26	$59.20	$45.40	$52.32	$64.10

Total Return[2,4]	(21.31)%	30.39%	(13.22)%	(10.82)%	29.39%

Ratio of net expenses to average net assets	0.99%	0.98%	0.99%	0.99%	0.98%

Ratio of gross expenses to average net assets[5]	1.30%	1.15%	1.08%	1.05%	1.10%

Ratio of net investment income (loss) to average net assets[2]	1.24%	(0.10)%	(0.10)%	(0.42)%	(0.37)%

Portfolio turnover	26%	236%	96%	96%	89%

Net assets end of year (000’s) omitted	$27,489	$36,476	$60,267	$116,101	$85,329

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended May 31,

Class Z	2022	2021	2020	2019	2018[6]

Net Asset Value, Beginning of Year	$59.44	$45.54	$52.43	$64.16	$49.54

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.73	(0.00)[7]	0.00 [7]	(0.19)	(0.17)[3]

Net realized and unrealized gain (loss) on investments	(13.27)	13.90	(6.88)	(7.01)	14.79

Total income (loss) from investment operations	(12.54)	13.90	(6.88)	(7.20)	14.62

Less Distributions to Shareholders from:

Net investment income	(0.49)	—	—	—	—

Net realized gain on investments	—	—	(0.01)	(4.53)	—

Total distributions to shareholders	(0.49)	—	(0.01)	(4.53)	—

Net Asset Value, End of Year	$46.41	$59.44	$45.54	$52.43	$64.16

Total Return[2,4]	(21.22)%	30.52%	(13.13)%	(10.73)%	29.51%

Ratio of net expenses to average net assets	0.89%	0.89%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[5]	1.20%	1.06%	0.98%	0.95%	1.01%

Ratio of net investment income (loss) to average net assets[2]	1.34%	(0.01)%	0.00%[8]	(0.32)%	(0.28)%

Portfolio turnover	26%	236%	96%	96%	89%

Net assets end of year (000’s) omitted	$2,682	$4,256	$23,477	$26,724	$23,412

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.26), $(0.23), and $(0.19) for Class N, Class I and Class Z shares, respectively.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[6]	Commencement of operations was on May 31, 2017.

[7]	Less than $0.005 or $(0.005) per share.

[8]	Less than 0.005%.

Notes to Financial Statements May 31, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K International Small Cap Fund (the “Fund”).

The Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

Notes to Financial Statements (continued)

similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are due to the mark-to-market of passive foreign investment companies and wash sales.

The tax character of distributions paid during the fiscal years ended May 31, 2022 and May 31, 2021 were as follows:

Distributions paid from:	2022	2021

Ordinary income *	$291,461	—

	$291,461	—

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of May 31, 2022, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Capital loss carryforward	$8,455,080

Undistributed ordinary income	210,947

At May 31, 2022, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation

$43,244,857	$2,660,953	$(10,049,923)	$(7,388,970)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of May 31, 2022, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of May 31, 2022, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$8,455,080	—	$8,455,080

Notes to Financial Statements (continued)

For the fiscal year ended May 31, 2022, the Fund utilized capital loss carryovers in the amount of:

Short-Term	Long-Term

$1,345,234	$960,011

g. CAPITALSTOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended May 31, 2022 and May 31, 2021, the capital stock transactions by class for the Fund were as follows:

	May 31, 2022		May 31, 2021

	Shares	Amount	Shares	Amount

Class N:

Shares sold	7,037	$352,671	13,933	$651,258

Shares issued in reinvestment of distributions	469	23,610	—	—

Shares redeemed	(48,037)	(2,439,987)	(143,133)	(6,859,390)

Net decrease	(40,531)	$(2,063,706)	(129,200)	$(6,208,132)

Class I:

Shares sold	187,710	$10,494,491	433,836	$23,679,485

Shares issued in reinvestment of distributions	4,340	238,917	—	—

Shares redeemed	(213,981)	(11,401,789)	(1,145,309)	(58,942,212)

Net decrease	(21,931)	$(668,381)	(711,473)	$(35,262,727)

Class Z:

Shares sold	562	$31,279	448,615	$20,482,546

Shares issued in reinvestment of distributions	41	2,259	—	—

Shares redeemed	(14,429)	(845,954)	(892,534)	(48,097,299)

Net decrease	(13,826)	$(812,416)	(443,919)	$(27,614,753)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At May 31, 2022, the market value of Repurchase Agreements outstanding was $1,684,309.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign

Notes to Financial Statements (continued)

currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the fiscal year ended May 31, 2022, the Fund paid an investment management fee at the annual rate of 0.69% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2022, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of 0.89% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At May 31, 2022, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$118,342

1-2 years	129,032

2-3 years	138,682

Total	$386,056

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended May 31, 2022, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.25%	0.25%

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Notes to Financial Statements (continued)

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At May 31, 2022, the Fund had no interfund loans outstanding.

The Fund did not utilize the interfund loan program during the year ended May 31, 2022.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended May 31, 2022, were $9,942,821 and $13,319,732, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2022.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at May 31, 2022, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$1,802,216	$1,684,309	$403,435	$2,087,744

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-4.750%	06/16/22-08/15/50

5. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of May 31, 2022:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Citigroup Global Markets, Inc.	$684,309	—	$684,309	$684,309	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	370,000	—	370,000	370,000	—

Total	$2,054,309	—	$2,054,309	$2,054,309	—

8. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AMG FUNDS III AND SHAREHOLDERS OF AMG GW&K INTERNATIONAL SMALL CAP FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG GW&K International Small Cap Fund (one of the funds constituting AMG Funds III, referred to hereafter as the “Fund”) as of May 31, 2022, the related statement of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

July 20, 2022

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

Other Information (unaudited)

TAX INFORMATION

AMG GW&K International Small Cap Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2022 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG GW&K International Small Cap Fund hereby designates $0 as a capital gain distribution with respect to the taxable year ended May 31, 2022, or if subsequently determined to be different, the net capital gains of such fiscal year.

In accordance with federal tax law, AMG GW&K International Small Cap Fund elected to provide foreign taxes paid and the income sourced from foreign countries. Accordingly, AMG GW&K International Small Cap Fund hereby makes the following designations regarding its period ended May 31, 2022:

The total amount of taxes paid and income sourced from foreign countries was $103,212 and $1,048,800, respectively.

AMG Funds Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and ages are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 680 Washington Blvd., Suite 500, Stamford, CT. 06901.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

• Trustee since 2012 • Oversees 40 Funds in Fund Complex	Bruce B. Bingham, 73 Partner, Hamilton Partners (real estate development firm) (1987-Current); Director of The Yacktman Funds (2 portfolios) (2000-2012).

• Trustee since 2013 • Oversees 44 Funds in Fund Complex

Kurt A. Keilhacker, 58

Managing Partner, TechFund Europe (2000-Present); Managing Partner, TechFund Capital (1997-Present); Managing Partner, Elementum Ventures (2013-Present); Director, MetricStory, Inc. (2017-Present); Trustee, Wheaton College (2018-Present); Trustee, Gordon College (2001-2016); Board Member, 6wind SA (2002-2019).

• Trustee since 2000 • Oversees 40 Funds in Fund Complex

Steven J. Paggioli, 72

Independent Consultant (2002-Present); Trustee, Professionally Managed Portfolios (28 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Muzinich BDC, Inc. (business development company) (2019-Present); Director, The Wadsworth Group; Independent Director, Chase Investment Counsel (2008–2019); Executive Vice President, Secretary and Director, Investment Company Administration, LLC and First Fund Distributors, INC. (1990-2001).

• Independent Chairman • Trustee since 2000 • Oversees 44 Funds in Fund Complex

Eric Rakowski, 64

Professor of Law, University of California at Berkeley School of Law (1990-Present); Tax Attorney at Davis Polk & Wardwell and clerked for Judge Harry T. Edwards of the U.S. Court of Appeals for the District of Columbia Circuit and for Justice William J. Brennan Jr. of the U.S. Supreme Court; Trustee of Parnassus Funds (3 portfolios) (2021-Present); Trustee of Parnassus Income Funds (2 portfolios) (2021-Present); Director of Harding, Loevner Funds, Inc. (10 portfolios); Trustee of Third Avenue Trust (3 portfolios) (2002-2019); Trustee of Third Avenue Variable Trust (1 portfolio) (2002-2019).

• Trustee since 2013 • Oversees 44 Funds in Fund Complex

Victoria L. Sassine, 56

Adjunct Professor, Babson College (2007–Present); Director, Board of Directors, PRG Group (2017-Present); CEO, Founder, Scale Smarter Partners, LLC (2018-Present); Adviser, EVOFEM Biosciences (2019-Present); Chairperson, Board of Directors, Business Management Associates (2018 to 2019).

• Trustee since 1987 • Oversees 40 Funds in Fund Complex

Thomas R. Schneeweis, 75

Professor Emeritus, University of Massachusetts (2013-Present); President, TRS Associates (1982-Present); Board Member, Chartered Alternative Investment Association (“CAIA”) (2002-Present); Co-Founder and Director, Institute for Global Asset and Risk Management (Education) (2010-Present); Co-Owner, Quantitative Investment Technologies (2014-Present); Co-Owner, Yes Wealth Management (2018-Present); Director, CAIA Foundation (2010-2019); Partner, S Capital Wealth Advisors (2015-2018); Partner, S Capital Management, LLC (2007-2015); President, Alternative Investment Analytics, LLC (formerly Schneeweis Partners, LLC) (2001-2013).

AMG Funds Trustees and Officers (continued)

Interested Trustees

The Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act.

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

• Trustee since 2021 • Oversees 44 Funds in Fund Complex

Garret W. Weston, 40

Affiliated Managers Group, Inc. (2008-Present): Managing Director, Co-Head of Affiliate Engagement (2021-Present), Senior Vice President, Affiliate Development (2016-2021), Vice President, Office of the CEO (2015-2016), Vice President, New Investments (2012-2015), Senior Associate, New Investments (2008-2012); Associate, Madison Dearborn Partners (2006-2008); Analyst, Merrill Lynch (2004-2006).

Officers

Position(s) Held with Fund and Length of Time Served	Name, Age, Principal Occupation(s) During Past 5 Years

• President since 2018 • Principal Executive Officer since 2018 • Chief Executive Officer since 2018 • Chief Operating Officer since 2007

Keitha L. Kinne, 64

Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); President and Principal, AMG Distributors, Inc. (2018-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); President, Chief Executive Officer and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2018-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Chief Operating Officer, AMG Funds IV (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President and Principal, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

• Secretary since 2015 • Chief Legal Officer since 2015

Mark J. Duggan, 57

Managing Director and Senior Counsel, AMG Funds LLC (2021-Present); Senior Vice President and Senior Counsel, AMG Funds LLC (2015-2021); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2015-Present); Attorney, K&L Gates, LLP (2009-2015).

• Chief Financial Officer since 2017 • Treasurer since 2017 • Principal Financial Officer since 2017 • Principal Accounting Officer since 2017

Thomas G. Disbrow, 56

Vice President, Mutual Fund Treasurer & CFO, AMG Funds, AMG Funds LLC (2017-Present); Chief Financial Officer, Principal Financial Officer, Treasurer and Principal Accounting Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Managing Director - Global Head of Traditional Funds Product Control, UBS Asset Management (Americas), Inc. (2015-2017); Managing Director - Head of North American Funds Treasury, UBS Asset Management (Americas), Inc. (2011-2015).

• Deputy Treasurer since 2017

John A. Starace, 51

Vice President, Mutual Fund Accounting, AMG Funds LLC (2021-Present); Director, Mutual Fund Accounting, AMG Funds LLC (2017-2021); Vice President, Deputy Treasurer of Mutual Funds Services, AMG Funds LLC (2014-2017); Deputy Treasurer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Vice President, Citi Hedge Fund Services (2010-2014); Audit Senior Manager (2005-2010) and Audit Manager (2001-2005), Deloitte & Touche LLP.

• Chief Compliance Officer and Sarbanes-Oxley Code of Ethics since 2019

Patrick J. Spellman, 48

Vice President, Chief Compliance Officer, AMG Funds LLC (2017-Present); Chief Compliance Officer, AMG Distributors, Inc. (2010-Present); Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2019-Present); Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-2017); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-2019); Anti-Money Laundering Officer, AMG Funds IV (2016-2019); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

• Assistant Secretary since 2016

Maureen A. Meredith, 37

Vice President, Senior Counsel, AMG Funds LLC (2021-Present); Vice President, Counsel, AMG Funds LLC (2019-2021); Director, Counsel, AMG Funds LLC (2017-2018); Vice President, Counsel, AMG Funds LLC (2015-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).

• Anti-Money Laundering Compliance Officer since 2019

Hector D. Roman, 44

Director, Legal and Compliance, AMG Funds LLC (2020-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2019-Present); Manager, Legal and Compliance, AMG Funds LLC (2017-2019); Director of Compliance, Morgan Stanley Investment Management (2015-2017); Senior Advisory, PricewaterhouseCoopers LLP (2014-2015); Risk Manager, Barclays Investment Bank (2008-2014).

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	053122 AR065

Item 2. CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as the Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Fund for the Fund’s two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2022	Fiscal 2021
AMG GW&K International Small Cap Fund	$36,076	$18,246

(b)	Audit-Related Fees

There were no fees billed by PwC to the Fund in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Fund’s two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of the Fund by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Fund for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2022	Fiscal 2021
AMG GW&K International Small Cap Fund	$7,595	$6,250

For the Fund’s two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund were $0 for fiscal 2022 and $0 for fiscal 2021, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Fund for all other non-audit services (“Other Fees”) during the Fund’s two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund.

(e)(1) According to policies adopted by the Audit Committee, services provided by PwC to the Fund must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Fund without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Fund. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2022 and 2021 for non-audit services rendered to the Fund and Fund Service Providers were $45,928 and $51,792, respectively. For the fiscal year ended May 31, 2022, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $38,333 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Fund. For the fiscal year ended May 31, 2021, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $45,542 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Fund.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment adviser, and any entity controlling, controlled, or under common control with the investment adviser that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13. EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 29, 2022

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	July 29, 2022